Cover Page	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	true
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	Canaan Inc.
Entity Central Index Key	0001780652
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	Yes
Entity Shell Company	false
Document Shell Company Report	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity File Number	001-39127
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	ROOM 2101, 21ST Floor, Building 1
Entity Address, Address Line Two	Yard 1, No. 81 Beiqing Road
Entity Address, City or Town	Haidian District, Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100094
Document Annual Report	true
Document Transition Report	false
Document Registration Statement	false
ICFR Auditor Attestation Flag	false
Amendment Description	The registrant filed with the Securities and Exchange Commission (the “SEC”) an Annual Report on Form 20-F for the fiscal year ended December 31, 2020 (the “Original Form 20-F”) on April 21, 2021. However, the registrant inadvertently omitted certain required language from paragraph 4 of the certifications of the registrant’s principal executive officer and principal financial officer required by Exchange Act Rule 13a-14(a), as adopted pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. This Amendment No. 1 on Form 20-F/A is being filed solely for the purpose of filing revised certifications by the registrant’s principal executive officer and principal financial officer, including the previously omitted language. These revised certifications are currently dated, refer to this Form 20-F/A, and are being included as exhibits to this Amendment No.1 on Form 20-F/A under Part II, Item 19 hereof. In accordance with applicable SEC interpretations, this Form 20-F/A contains only the cover page, this explanatory note, a signature page and the revised certifications (containing only paragraphs 1, 2, 4 and 5 of the text otherwise prescribed by Item 601(b)(31)(i) of Regulation S-K). Except as described above, no attempt has been made in this Amendment No.1 on Form 20-F/A to modify or update the other disclosures or exhibits presented in the Original Form 20-F. Except as presented in this Form 20-F/A and except for Exhibits 12.1 and 12.2 filed herewith, this Amendment No. 1 on Form 20-F/A does not reflect events occurring after the filing of the Original Form 20-F, or modify or update those disclosures. Accordingly, this Amendment No. 1 on Form 20-F/A should be read in conjunction with the Original Form 20-F and the registrant’s other filings with the SEC.
Class A Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	2,060,597,778
Title of each class	Class A ordinary shares, par value US$0.00000005 per share
Name of each exchange on which registered	NASDAQ
No Trading Symbol Flag	true
Class B Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	311,624,444
American Depositary Shares
Document Information [Line Items]
Title of each class	American Depositary Shares, each representing 15 Class A ordinary share
Trading Symbol	CAN
Name of each exchange on which registered	NASDAQ
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	ROOM 2101, 21ST Floor, Building 1
Entity Address, Address Line Two	Yard 1, No. 81 Beiqing Road
Entity Address, City or Town	Haidian District, Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100094
Contact Personnel Name	James Jin Cheng, Chief Financial Ofiicer
City Area Code	+86-010
Local Phone Number	6097-4080
Contact Personnel Email Address	IR@canaan-creative.com